SCHEDULE OF COMMON STOCK (Details) - shares					6 Months Ended	12 Months Ended
		Sep. 04, 2025	Mar. 12, 2024	Feb. 17, 2022	Jun. 30, 2026	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash valued at $0.0144, shares				96,778,105
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash valued at $0.0144, shares		370,128,105	280,102,413			2,000,000
Mitch Eaglstein [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[1]				Common
Common stock issued for cash valued at $0.0144, shares	[1]				7,708,181
Percent of class					6.28%
Imran Firoz [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[2]				Common
Common stock issued for cash valued at $0.0144, shares	[2]				7,743,100
Percent of class	[2]				6.30%
Brian Platt [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[3]				Common
Common stock issued for cash valued at $0.0144, shares	[3]				10,000
Percent of class	[3]				(0.00%)
Jonathan Baumgart [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[4]				Common
Common stock issued for cash valued at $0.0144, shares	[4]				6,450
Percent of class	[4]				(0.00%)
Gope S. Kundnani [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[5]				Common
Common stock issued for cash valued at $0.0144, shares	[5]				101,392,200
Percent of class	[5]				82.55%
Officers And Directors [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Title of class, description	[6]				Common
Common stock issued for cash valued at $0.0144, shares	[6]				116,859,931
Percent of class	[6]				95.14%

[1]	Consists of (a) 208,181 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock. Does not include 600,000 shares beneficially owned by Susan E. Eaglstein, mother of Mr. Eaglstein, as to which Mr. Eaglstein disclaims beneficial ownership.
[2]	Consists of (a) 243,100 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock.
[3]	Consists of 10,000 shares of common stock. Mr. Platt holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.
[4]	Consists of 6,450 shares of common stock. Mr. Baumgart holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.
[5]	Consists of (a) 1,500,000 shares of common stock held directly by Mr. Kundnani, (b) 9,592,200 shares of common stock issued upon the conversion of 191,844 shares of Series B Convertible Preferred Stock held directly by Mr. Kundnani, (c) 300,000 shares of common stock held by APSI Holdings Limited and (d) 90,000,000 shares of common stock issued upon the conversion of 1,800,000 shares of Series B Convertible Preferred Stock held by APSI Holdings Limited. Mr. Kundnani controls APSI Holdings Limited.
[6]	Consists of (a) 2,267,731 shares of common stock and (b) 114,592,200 shares of common stock issued upon the conversion of 2,291,844 shares of Series B Convertible Preferred Stock, in each case held by our directors and executive officers as a group, and includes the securities held by APSI Holdings Limited described in footnote (6).